Loans and Allowance for Credit Losses - Loans Charged-off (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Credit Quality Indicator [Line Items]
Originated in 2023	$ 168
Originated in 2022	282
Originated in 2021	188
Originated in 2020	65
Originated in 2019	65
Originated prior to 2019	238
Revolving	1,257
Revolving converted to term	28
Total charge-offs	2,291	$ 1,500	$ 1,208
Commercial | Commercial
Financing Receivable, Credit Quality Indicator [Line Items]
Originated in 2023	48
Originated in 2022	63
Originated in 2021	30
Originated in 2020	17
Originated in 2019	15
Originated prior to 2019	53
Revolving	163
Revolving converted to term	0
Total charge-offs	389	319	222
Commercial | Commercial real estate
Financing Receivable, Credit Quality Indicator [Line Items]
Originated in 2023	63
Originated in 2022	88
Originated in 2021	69
Originated in 2020	2
Originated in 2019	3
Originated prior to 2019	56
Revolving	0
Revolving converted to term	0
Total charge-offs	281	54	29
Charge-offs related to uncollectible amounts on acquired loans	91
Consumer | Residential mortgages
Financing Receivable, Credit Quality Indicator [Line Items]
Originated in 2023	0
Originated in 2022	1
Originated in 2021	6
Originated in 2020	8
Originated in 2019	16
Originated prior to 2019	98
Revolving	0
Revolving converted to term	0
Total charge-offs	129	13	18
Charge-offs related to balance sheet repositioning and capital management actions	117
Consumer | Credit card
Financing Receivable, Credit Quality Indicator [Line Items]
Originated in 2023	0
Originated in 2022	0
Originated in 2021	0
Originated in 2020	0
Originated in 2019	0
Originated prior to 2019	0
Revolving	1,014
Revolving converted to term	0
Total charge-offs	1,014	696	686
Consumer | Other retail
Financing Receivable, Credit Quality Indicator [Line Items]
Originated in 2023	57
Originated in 2022	130
Originated in 2021	83
Originated in 2020	38
Originated in 2019	31
Originated prior to 2019	31
Revolving	80
Revolving converted to term	28
Total charge-offs	478	$ 418	$ 253
Charge-offs related to balance sheet repositioning and capital management actions	$ 192